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Invesco Global ex-US High Yield Corporate Bond ETF
Summary Information
Investment Objective
The Invesco Global ex-US High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE USD Global High Yield Excluding US Issuers Constrained Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Global ex-US High Yield Corporate Bond ETF Invesco Global ex-US High Yield Corporate Bond ETF
Management Fees	0.35%
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses  remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF | USD ($)	36	113	197	443

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of U.S. dollar denominated below investment grade corporate debt (commonly referred to as “high yield securities” or “junk bonds”) publicly issued in the U.S. domestic and eurobond markets by non-U.S. issuers. To be eligible for inclusion in the Underlying Index, a security must: (i) have a country of risk associated with a country other than the United States, including both developed and emerging markets countries; (ii) have a composite rating (based on an average of the ratings of Moody's Investor Services (Moody's), S&P Global Ratings (“S&P”) and Fitch Ratings Inc. (“Fitch”)) no greater than BB1 and no lower than CCC3; (iii) have at least one day until final maturity; (iv) have at least 18 months to final maturity at the time of issuance; (v) have a fixed coupon schedule; and (vi) have a minimum amount outstanding of $500 million. Eurodollar bonds (USD bonds not issued in the U.S. domestic market) and Rule 144A securities (both with and without registration rights) qualify for inclusion in the Underlying Index.
As of December 31, 2023, the Underlying Index was comprised of 542 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indices with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	6.55%
Worst Quarter	March 31, 2020	-9.43%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco Global ex-US High Yield Corporate Bond ETF		1 Year	5 Years	10 Years	Inception Date
Invesco Global ex-US High Yield Corporate Bond ETF		10.36%	2.80%	3.14%	Jun. 20, 2013
After Taxes on Distributions | Invesco Global ex-US High Yield Corporate Bond ETF		6.85%	0.54%	0.89%
After Taxes on Distributions and Sale of Fund Shares | Invesco Global ex-US High Yield Corporate Bond ETF		6.01%	1.16%	1.38%
ICE USD Global High Yield Excluding US Issuers Constrained Index (reflects no deduction for fees, expenses or taxes)	[1]
Blended - Invesco Global ex-US High Yield Corporate Bond Benchmark (reflects no deduction for fees, expenses or taxes)	[2]	11.66%	2.77%	3.86%
Bloomberg Global Aggregate Index (reflects no deductionfor fees, expenses or taxes)	[3]	5.72%	(0.32%)	0.38%
ICE BofA 0-5 Year U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	[3]	12.23%	5.12%	4.32%
[1]	Effective after the close of markets on August 25, 2023, the Fund changed its underlying index from the DB Global Short Maturity High Yield Bond Index to the ICE USD Global High Yield Excluding US Issuers Constrained Index. Performance information is not available for periods prior to the ICE USD Global High Yield Excluding US Issuers Constrained Index’s commencement date of July 11, 2023.
[2]	The Blended-Invesco Global ex-US High Yield Corporate Bond Benchmark reflects the performance of the Fund’s prior underlying index, the DB Global Short Maturity High Yield Bond Index, for the period until the conversion date, August 25, 2023, and the Underlying Index thereafter.
[3]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA 0-5 Year U.S. High Yield Constrained Index to the Bloomberg Global Aggregate Index to reflect that the Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.